Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments [Abstract]
Balance Sheet Location
Derivative Instruments designated as hedging instruments

		December 31, 2012	June 30, 2013
	Balance Sheet Location	Fair Value	Fair Value
Interest rate swaps	Current liabilities – Interest rate swaps	$397,964	$391,064
Interest rate swaps	Long-term liabilities – Interest rate swaps	253,932	-
Interest rate swaps	Non-current assets – Interest rate swaps	-	(514,014)
Total derivatives		$651,896	$(122,950)

Location of Gain/(Loss) Recognized
Derivative Instruments designated as hedging instruments

		Six Months Ended June 30,
	Location of Gain/(Loss) Recognized	2012	2013
Interest rate swaps	Interest and finance costs	(12,510)	(211,203)